Segment Information (Depreciation And Amortization Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	$ 131.6	$ 119.7	$ 106.4
Operating Segments [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	120.1	110.8	99.0
Operating Segments [Member] | Hardware & Home Improvement [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	38.3	35.4	39.4
Operating Segments [Member] | Global Pet Supplies [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	43.1	42.7	39.7
Operating Segments [Member] | Home and Garden [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	17.6	15.2	13.3
Operating Segments [Member] | Global Auto Care [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	21.1	17.5	6.6
Corporate [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	$ 11.5	$ 8.9	$ 7.4